SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net income (loss) per common stock (Details) - USD ($)	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Class A Common Stock
Numerator:
Allocation of net income (loss)	$ 527,566	$ 1,491,792	$ (172,779)	$ 4,705,937	$ 1,497,258	$ 3,813,826
Denominator:
Weighted average shares of outstanding, basic	25,000,000	25,000,000	2,027,027	25,000,000	25,000,000	25,000,000
Weighted average shares of outstanding, diluted	25,000,000	25,000,000	2,027,027	25,000,000	25,000,000	25,000,000
Basic net income (loss) per Share of common stock	$ 0.02	$ 0.06	$ (0.09)	$ 0.19	$ 0.06	$ 0.15
Diluted net income (loss) per Share of common stock	$ 0.02	$ 0.06	$ (0.09)	$ 0.19	$ 0.06	$ 0.15
Class B Common Stock
Numerator:
Allocation of net income (loss)	$ 131,891	$ 372,948	$ (538,610)	$ 1,176,484	$ 374,314	$ 953,457
Denominator:
Weighted average shares of outstanding, basic	6,250,000	6,250,000	6,318,919	6,250,000	6,250,000	6,250,000
Weighted average shares of outstanding, diluted	6,250,000	6,250,000	6,318,919	6,250,000	6,250,000	6,250,000
Basic net income (loss) per Share of common stock	$ 0.02	$ 0.06	$ (0.09)	$ 0.19	$ 0.06	$ 0.15
Diluted net income (loss) per Share of common stock	$ 0.02	$ 0.06	$ (0.09)	$ 0.19	$ 0.06	$ 0.15